Revision of Previously-Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Revision of Previously-Issued Financial Statements
Note 2 — Revision of Previously-Issued Financial Statements
In connection with the preparation of the Company’s financial statements as of December 31, 2022, the Company identified an error in amounts reported in certain of the Company’s previously-issued financial statements related to accounts payable. The Company incorrectly recorded intercompany operating bank transfers as payables whereas Legal and Professional Services was the accompanying debit in each transaction recorded. As a result, management determined that accounts payable and operational costs as of June 30, 2022, and September 30, 2022 were overstated by $205,869.

The following tables contain the revised financial information for the affected periods previously reported. The revisions do not have an impact on the Company’s cash position and investments held in the Trust Account established in connection with the Initial Public Offering. The Company has not amended its previously filed Quarterly Reports on Form
10-Q
for the two quarterly periods in 2022. The financial information that has been previously filed or otherwise reported for these affected periods are superseded by the information below in this Annual Report on Form
10-K.
The impact of the revision on the Company’s financial statements is reflected in the following tables:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of June 30, 2022 (unaudited)
Total Liabilities	$19,737,596	$(205,869)	$19,531,727
Total Shareholders’ Equity (Deficit)	$(18,781,440)	$205,869	$(18,575,571)
Balance Sheet as of September 30, 2022 (unaudited)
Total Liabilities	$17,298,967	$(205,869)	$17,093,098
Total Shareholders’ Equity (Deficit)	$(16,803,964)	$205,869	$(16,598,095)

	As Previously Reported	Adjusted	As Revised
Condensed Statement of Operations for the Three Months Ended June 30, 2022 (unaudited)
Operational Costs	$824,081	$(205,869)	$618,212
Net Income (Loss)	$2,025,986	$205,869	$2,231,855
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.05	$—	$0.05
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.05	$—	$0.05
Condensed Statement of Operations for the Six Months Ended June 30, 2022 (unaudited)
Operational Costs	$2,022,164	$(205,869)	$1,816,295
Net Income (Loss)	$3,321,266	$205,869	$3,527,135
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.08	$—	$0.08
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.08	$—	$0.08
Condensed Statement of Operations for the Nine Months Ended September 30, 2022 (unaudited)
Operational Costs	$2,508,476	$(205,869)	$2,302,607
Net Income (Loss)	$6,726,111	$205,869	$6,931,980
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.16	$—	$0.16
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.16	$—	$0.16

	As Previously Reported	Adjusted	As Revised
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2022 (unaudited)
Net Income (Loss)	$3,321,266	$205,869	$3,527,135
Accounts payable and accrued expenses	$884,539	$(205,869)	$678,670
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2022 (unaudited)
Net Income (Loss)	$6,726,111	$205,869	$6,931,980
Accounts payable and accrued expenses	$226,411	$(205,869)	$20,542